Note 3 - Business Segments and Sales of Products - Sales of Products (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total consolidated sales	$ 411,433	$ 205,334	$ 1,103,902	$ 720,246	$ 542,549
Less: Smelter and refining charges	(5,411)	(6,712)	(16,015)	(41,273)	(50,909)
Silver [Member]
Segment Reporting [Line Items]
Total consolidated sales	295,633	117,977	688,383	413,312	301,768
Gold [Member]
Segment Reporting [Line Items]
Total consolidated sales	56,977	31,359	165,996	109,245	97,449
Lead [Member]
Segment Reporting [Line Items]
Total consolidated sales	22,297	22,106	91,272	87,223	72,728
Zinc [Member]
Segment Reporting [Line Items]
Total consolidated sales	36,873	33,125	131,954	130,767	116,230
Copper [Member]
Segment Reporting [Line Items]
Total consolidated sales	412	391	3,194	416	0
Total Metal [Member]
Segment Reporting [Line Items]
Total consolidated sales	406,781	198,246	1,064,784	699,690	537,266
Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	$ 4,652	$ 7,088	$ 39,118	$ 20,556	$ 5,283